UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INCOME STOCK FUND
APRIL 30, 2014

                                                                      (Form N-Q)

48490-0614                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INCOME STOCK FUND
April 30, 2014 (unaudited)

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             COMMON STOCKS (98.7%)

             CONSUMER DISCRETIONARY (5.6%)
             -----------------------------
             ADVERTISING (0.4%)
   149,100   Omnicom Group, Inc.                                                        $   10,091
                                                                                        ----------
             AUTOMOBILE MANUFACTURERS (0.4%)
   685,100   Ford Motor Co.                                                                 11,064
                                                                                        ----------
             DEPARTMENT STORES (0.6%)
   298,500   Kohl's Corp.                                                                   16,355
                                                                                        ----------
             DISTRIBUTORS (0.5%)
   142,550   Genuine Parts Co.                                                              12,419
                                                                                        ----------
             HOME IMPROVEMENT RETAIL (0.5%)
   149,500   Home Depot, Inc.                                                               11,887
                                                                                        ----------
             HOTELS, RESORTS & CRUISE LINES (0.7%)
   490,189   Carnival Corp.                                                                 19,269
                                                                                        ----------
             LEISURE PRODUCTS (0.6%)
   419,850   Mattel, Inc.                                                                   16,465
                                                                                        ----------
             MOVIES & ENTERTAINMENT (1.0%)
   462,450   Regal Entertainment Group "A"                                                   8,694
   241,670   Time Warner, Inc.                                                              16,062
                                                                                        ----------
                                                                                            24,756
                                                                                        ----------
             RESTAURANTS (0.4%)
   104,290   McDonald's Corp.                                                               10,573
                                                                                        ----------
             SPECIALIZED CONSUMER SERVICES (0.5%)
   491,700   H&R Block, Inc.                                                                13,974
                                                                                        ----------
             SPECIALTY STORES (0.0%)
    48,500   Staples, Inc.                                                                     606
                                                                                        ----------
             Total Consumer Discretionary                                                  147,459
                                                                                        ----------

             CONSUMER STAPLES (12.0%)
             ------------------------
             BREWERS (0.5%)
   206,000   Molson Coors Brewing Co. "B"                                                   12,354
                                                                                        ----------
             DRUG RETAIL (1.4%)
   172,125   CVS Caremark Corp.                                                             12,517
   381,100   Walgreen Co.                                                                   25,877
                                                                                        ----------
                                                                                            38,394
                                                                                        ----------
             FOOD DISTRIBUTORS (0.5%)
   354,400   Sysco Corp.                                                                    12,911
                                                                                        ----------
             HOUSEHOLD PRODUCTS (2.0%)
    99,120   Colgate-Palmolive Co.                                                           6,671
   191,249   Kimberly-Clark Corp.                                                           21,468

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1  | USAA Income Stock Fund

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
   289,650   Procter & Gamble Co.                                                       $   23,910
                                                                                        ----------
                                                                                            52,049
                                                                                        ----------
             HYPERMARKETS & SUPER CENTERS (1.1%)
   371,200   Wal-Mart Stores, Inc.                                                          29,588
                                                                                        ----------
             PACKAGED FOODS & MEAT (2.2%)
   286,000   Campbell Soup Co.                                                              13,010
    92,150   Hershey Co.                                                                     8,868
   266,850   Kraft Foods Group, Inc.                                                        15,173
   480,400   Unilever N.V.                                                                  20,571
                                                                                        ----------
                                                                                            57,622
                                                                                        ----------
             SOFT DRINKS (1.1%)
   264,250   Coca-Cola Co.                                                                  10,779
   256,450   Coca-Cola Enterprises, Inc.                                                    11,653
    83,019   PepsiCo, Inc.                                                                   7,130
                                                                                        ----------
                                                                                            29,562
                                                                                        ----------
             TOBACCO (3.2%)
   543,300   Altria Group, Inc.                                                             21,792
   276,445   Lorillard, Inc.                                                                16,426
   326,380   Philip Morris International, Inc.                                              27,883
   336,399   Reynolds American, Inc.                                                        18,983
                                                                                        ----------
                                                                                            85,084
                                                                                        ----------
             Total Consumer Staples                                                        317,564
                                                                                        ----------

             ENERGY (11.1%)
             --------------
             INTEGRATED OIL & GAS (4.9%)
   322,200   Chevron Corp.                                                                  40,443
    70,717   Exxon Mobil Corp.                                                               7,242
   358,100   Occidental Petroleum Corp.                                                     34,288
   601,319   Royal Dutch Shell plc ADR                                                      47,348
                                                                                        ----------
                                                                                           129,321
                                                                                        ----------
             OIL & GAS DRILLING (1.4%)
   209,500   Diamond Offshore Drilling, Inc.                                                11,441
   611,600   Transocean Ltd.                                                                26,341
                                                                                        ----------
                                                                                            37,782
                                                                                        ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.8%)
   470,252   ConocoPhillips                                                                 34,944
   336,500   Marathon Oil Corp.                                                             12,165
                                                                                        ----------
                                                                                            47,109
                                                                                        ----------
             OIL & GAS STORAGE & TRANSPORTATION (3.0%)
   133,000   Enterprise Products Partners, LP                                                9,726
   136,480   Kinder Morgan Energy Partners, LP                                              10,288
   116,500   Markwest Energy Partners, LP                                                    7,379
   133,000   ONEOK Partners LP                                                               7,580
   403,350   ONEOK, Inc.                                                                    25,500
   295,550   Spectra Energy Corp.                                                           11,736
   140,810   Targa Resources Partners LP                                                     8,337
                                                                                        ----------
                                                                                            80,546
                                                                                        ----------
             Total Energy                                                                  294,758
                                                                                        ----------

             FINANCIALS (13.4%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
    57,920   BlackRock, Inc.                                                                17,434
   114,500   State Street Corp.                                                              7,392
   150,400   Waddell & Reed Financial, Inc. "A"                                             10,144
                                                                                        ----------
                                                                                            34,970
                                                                                        ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             CONSUMER FINANCE (0.6%)
   231,900   Capital One Financial Corp.                                                $   17,137
                                                                                        ----------
             DIVERSIFIED BANKS (4.8%)
    96,500   Commonwealth Bank of Australia                                                  7,094
   745,800   HSBC Holdings plc ADR                                                          38,275
   734,000   JPMorgan Chase & Co.                                                           41,089
   811,750   Wells Fargo & Co.                                                              40,295
                                                                                        ----------
                                                                                           126,753
                                                                                        ----------
             INSURANCE BROKERS (1.1%)
   392,050   Arthur J. Gallagher & Co.                                                      17,650
   218,170   Marsh & McLennan Companies, Inc.                                               10,758
                                                                                        ----------
                                                                                            28,408
                                                                                        ----------
             LIFE & HEALTH INSURANCE (1.3%)
   648,000   MetLife, Inc.                                                                  33,923
                                                                                        ----------
             REGIONAL BANKS (2.5%)
   712,400   BB&T Corp.                                                                     26,594
    84,300   M&T Bank Corp.                                                                 10,286
   355,500   PNC Financial Services Group, Inc.                                             29,876
                                                                                        ----------
                                                                                            66,756
                                                                                        ----------
             REITs - HEALTH CARE (0.6%)
   232,950   Health Care REIT, Inc.                                                         14,697
                                                                                        ----------
             REITs - SPECIALIZED (0.3%)
   270,345   Corrections Corp. of America                                                    8,867
                                                                                        ----------
             SPECIALIZED FINANCE (0.6%)
   223,380   CME Group, Inc.                                                                15,724
                                                                                        ----------
             THRIFTS & MORTGAGE FINANCE (0.3%)
   572,800   People's United Financial, Inc.                                                 8,180
                                                                                        ----------
             Total Financials                                                              355,415
                                                                                        ----------

             HEALTH CARE (11.3%)
             -------------------
             HEALTH CARE EQUIPMENT (1.0%)
   461,850   Medtronic, Inc.                                                                27,166
                                                                                        ----------
             MANAGED HEALTH CARE (0.4%)
   126,036   UnitedHealth Group, Inc.                                                        9,458
                                                                                        ----------
             PHARMACEUTICALS (9.9%)
 1,347,250   AbbVie, Inc.                                                                   70,165
   645,850   Johnson & Johnson                                                              65,418
   783,100   Merck & Co., Inc.                                                              45,858
   345,200   Novartis AG ADR                                                                30,012
 1,622,270   Pfizer, Inc.                                                                   50,744
                                                                                        ----------
                                                                                           262,197
                                                                                        ----------
             Total Health Care                                                             298,821
                                                                                        ----------

             INDUSTRIALS (15.4%)
             -------------------
             AEROSPACE & DEFENSE (5.2%)
    66,940   Boeing Co.                                                                      8,637
   129,500   General Dynamics Corp.                                                         14,174
   129,500   Honeywell International, Inc.                                                  12,030
   126,890   Lockheed Martin Corp.                                                          20,828
   417,100   Raytheon Co.                                                                   39,825
   359,550   United Technologies Corp.                                                      42,545
                                                                                        ----------
                                                                                           138,039
                                                                                        ----------

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3  | USAA Income Stock Fund

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             AGRICULTURAL & FARM MACHINERY (0.3%)
    77,710   Deere & Co.                                                                $    7,254
                                                                                        ----------
             AIR FREIGHT & LOGISTICS (1.2%)
   325,890   United Parcel Service, Inc. "B"                                                32,100
                                                                                        ----------
             COMMERCIAL PRINTING (0.9%)
   276,450   Deluxe Corp.                                                                   15,191
   540,700   R.R. Donnelley & Sons Co.                                                       9,516
                                                                                        ----------
                                                                                            24,707
                                                                                        ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    83,200   Caterpillar, Inc.                                                               8,769
                                                                                        ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (2.7%)
   730,600   Eaton Corp. plc                                                                53,071
   266,850   Emerson Electric Co.                                                           18,194
                                                                                        ----------
                                                                                            71,265
                                                                                        ----------
             ENVIRONMENTAL & FACILITIES SERVICES (1.9%)
   919,350   Republic Services, Inc.                                                        32,260
   394,640   Waste Management, Inc.                                                         17,542
                                                                                        ----------
                                                                                            49,802
                                                                                        ----------
             INDUSTRIAL CONGLOMERATES (2.6%)
   131,250   3M Co.                                                                         18,255
 1,917,100   General Electric Co.                                                           51,551
                                                                                        ----------
                                                                                            69,806
                                                                                        ----------
             INDUSTRIAL MACHINERY (0.3%)
    84,000   Stanley Black & Decker, Inc.                                                    7,215
                                                                                        ----------
             Total Industrials                                                             408,957
                                                                                        ----------

             INFORMATION TECHNOLOGY (13.2%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (1.5%)
 1,669,000   Cisco Systems, Inc.                                                            38,571
                                                                                        ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
   202,550   Automatic Data Processing, Inc.                                                15,791
   351,200   Paychex, Inc.                                                                  14,684
                                                                                        ----------
                                                                                            30,475
                                                                                        ----------
             SEMICONDUCTOR EQUIPMENT (0.5%)
   197,350   KLA-Tencor Corp.                                                               12,628
                                                                                        ----------
             SEMICONDUCTORS (3.7%)
 1,589,000   Intel Corp.                                                                    42,410
   135,600   Linear Technology Corp.                                                         6,034
   355,550   Microchip Technology, Inc.                                                     16,903
   728,200   Texas Instruments, Inc.                                                        33,097
                                                                                        ----------
                                                                                            98,444
                                                                                        ----------
             SYSTEMS SOFTWARE (2.6%)
 1,372,350   Microsoft Corp.                                                                55,443
   324,250   Oracle Corp.                                                                   13,255
                                                                                        ----------
                                                                                            68,698
                                                                                        ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (3.8%)
    37,077   Apple, Inc.                                                                    21,879
 1,351,900   Hewlett-Packard Co.                                                            44,694
   664,330   Seagate Technology plc                                                         34,930
                                                                                        ----------
                                                                                           101,503
                                                                                        ----------
             Total Information Technology                                                  350,319
                                                                                        ----------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
             MATERIALS (4.7%)
             ----------------
             COMMODITY CHEMICALS (0.3%)
   104,400   LyondellBasell Industries N.V. "A"                                         $    9,657
                                                                                        ----------
             DIVERSIFIED CHEMICALS (1.0%)
   307,720   Dow Chemical Co.                                                               15,355
   157,350   E.I. du Pont de Nemours & Co.                                                  10,593
                                                                                        ----------
                                                                                            25,948
                                                                                        ----------
             DIVERSIFIED METALS & MINING (1.6%)
   148,130   BHP Billiton Ltd.                                                              10,449
   319,600   Freeport-McMoRan Copper & Gold, Inc.                                           10,985
   381,020   Rio Tinto plc ADR                                                              20,685
                                                                                        ----------
                                                                                            42,119
                                                                                        ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
   349,400   Potash Corp. of Saskatchewan, Inc.                                             12,634
                                                                                        ----------
             PAPER PACKAGING (0.6%)
   429,460   Bemis Co., Inc.                                                                17,282
                                                                                        ----------
             PAPER PRODUCTS (0.4%)
   207,700   International Paper Co.                                                         9,689
                                                                                        ----------
             SPECIALTY CHEMICALS (0.3%)
   178,200   RPM International, Inc.                                                         7,602
                                                                                        ----------
             Total Materials                                                               124,931
                                                                                        ----------

             TELECOMMUNICATION SERVICES (4.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (3.3%)
   930,247   AT&T, Inc.                                                                     33,210
   845,414   CenturyLink, Inc.                                                              29,513
   496,000   Verizon Communications, Inc.                                                   23,178
                                                                                        ----------
                                                                                            85,901
                                                                                        ----------
             WIRELESS TELECOMMUNICATION SERVICES (1.1%)
   370,000   Rogers Communications, Inc. "B"                                                14,697
   399,818   Vodafone Group plc ADR                                                         15,177
                                                                                        ----------
                                                                                            29,874
                                                                                        ----------
             Total Telecommunication Services                                              115,775
                                                                                        ----------

             UTILITIES (7.6%)
             ----------------
             ELECTRIC UTILITIES (2.8%)
   217,300   Duke Energy Corp.                                                              16,187
   103,750   Entergy Corp.                                                                   7,522
   257,320   Northeast Utilities                                                            12,161
   416,400   PPL Corp.                                                                      13,883
   361,350   Southern Co.                                                                   16,560
   244,250   Weststar Energy, Inc.                                                           8,764
                                                                                        ----------
                                                                                            75,077
                                                                                        ----------
             GAS UTILITIES (0.3%)
   165,150   WGL Holdings, Inc.                                                              6,571
                                                                                        ----------
             MULTI-UTILITIES (4.5%)
   242,550   Ameren Corp.                                                                   10,020
   370,000   CenterPoint Energy, Inc.                                                        9,161
   420,750   CMS Energy Corp.                                                               12,753
   180,800   Dominion Resources, Inc.                                                       13,115
   168,650   Integrys Energy Group, Inc.                                                    10,335
   497,250   NiSource, Inc.                                                                 18,060
   153,000   SCANA Corp.                                                                     8,213

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5  | USAA Income Stock Fund

================================================================================

                                                                                            MARKET
NUMBER                                                                                       VALUE
OF SHARES    SECURITY                                                                        (000)
--------------------------------------------------------------------------------------------------
   528,510   TECO Energy, Inc.                                                          $    9,492
   237,300   Vectren Corp.                                                                   9,627
   396,410   Wisconsin Energy Corp.                                                         19,218
                                                                                        ----------
                                                                                           119,994
                                                                                        ----------
             Total Utilities                                                               201,642
                                                                                        ----------
             Total Common Stocks (cost: $2,222,625)                                      2,615,641
                                                                                        ----------

             MONEY MARKET INSTRUMENTS (1.4%)

             MONEY MARKET FUNDS (1.4%)
36,993,598   State Street Institutional Liquid Reserve Fund, 0.07% (a)(cost: $36,993)       36,993
                                                                                        ----------

             TOTAL INVESTMENTS (COST: $2,259,618)                                       $2,652,634
                                                                                        ==========

($ IN 000s)                                   VALUATION HIERARCHY
                                              -------------------

                                 (LEVEL 1)         (LEVEL 2)         (LEVEL 3)
                               QUOTED PRICES         OTHER          SIGNIFICANT
                                 IN ACTIVE        SIGNIFICANT      UNOBSERVABLE
                                  MARKETS         OBSERVABLE          INPUTS
                               FOR IDENTICAL        INPUTS
ASSETS                             ASSETS                                                   TOTAL
-------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                $   2,615,641      $        --      $         --      $  2,615,641
Money Market Instruments:
  Money Market Funds                  36,993               --                --            36,993
-------------------------------------------------------------------------------------------------
Total                          $   2,652,634      $        --      $         --      $  2,652,634
-------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through April 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Income Stock Fund Shares (Fund Shares) and Income Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

7  | USAA Income Stock Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2014, were $415,848,000 and $22,832,000, respectively, resulting in net unrealized appreciation of $393,016,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,651,212,000 at April 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 8.2% of net assets at April 30, 2014.

================================================================================

9  | USAA Income Stock Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT   Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2014.

================================================================================

                                         Notes to Portfolio of Investments |  10

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.


                            SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     06/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/24/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      06/24/2014
         ------------------------------